Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Common stocks: 99.46%
Communication services: 9.60%
Entertainment: 5.19%
Roku Incorporated †	85,200	$ 39,128,100
Spotify Technology SA †	82,400	22,708,616
		61,836,716
Interactive media & services: 2.26%
Pinterest Incorporated Class A †	341,100	26,929,845
Media: 2.15%
Match Group Incorporated †	159,158	25,664,228
Consumer discretionary: 16.44%
Automobiles: 1.22%
Ferrari NV	70,441	14,514,368
Hotels, restaurants & leisure: 4.72%
Chipotle Mexican Grill Incorporated †	22,635	35,091,946
Domino's Pizza Incorporated	45,300	21,131,997
		56,223,943
Internet & direct marketing retail: 3.94%
Chewy Incorporated Class A †	190,348	15,172,639
MercadoLibre Incorporated †	20,404	31,785,147
		46,957,786
Leisure products: 3.20%
Callaway Golf Company †	529,100	17,846,543
Peloton Interactive Incorporated Class A †	163,300	20,252,466
		38,099,009
Specialty retail: 1.28%
Carvana Company †	50,800	15,332,456
Textiles, apparel & luxury goods: 2.08%
lululemon athletica Incorporated †	68,000	24,817,960
Financials: 2.00%
Capital markets: 2.00%
MarketAxess Holdings Incorporated	51,300	23,782,167
Health care: 19.87%
Biotechnology: 2.52%
Natera Incorporated †	135,400	15,371,962
Turning Point Therapeutics Incorporated †	65,000	5,071,300
Zai Lab Limited ADR †	54,600	9,663,654
		30,106,916
Health care equipment & supplies: 8.90%
ABIOMED Incorporated †	40,075	12,507,808
Align Technology Incorporated †	45,310	27,684,410
DexCom Incorporated †	73,677	31,460,079
See accompanying notes to portfolio of investments

Wells Fargo Enterprise Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Inari Medical Incorporated †	137,400	$ 12,816,672
Insulet Corporation †	78,639	21,587,192
		106,056,161
Health care providers & services: 2.31%
Chemed Corporation	28,082	13,324,909
Guardant Health Incorporated †	114,100	14,170,079
		27,494,988
Health care technology: 3.09%
Doximity Incorporated Class A †«	105,009	6,111,524
Veeva Systems Incorporated Class A †	98,805	30,723,415
		36,834,939
Life sciences tools & services: 3.05%
10x Genomics Incorporated Class A †	102,900	20,149,878
Bio-Rad Laboratories Incorporated Class A †	25,086	16,162,659
		36,312,537
Industrials: 12.54%
Aerospace & defense: 1.62%
Teledyne Technologies Incorporated †	46,100	19,308,063
Commercial services & supplies: 1.88%
Waste Connections Incorporated	187,112	22,346,786
Electrical equipment: 2.66%
Generac Holdings Incorporated †	76,200	31,634,430
Professional services: 3.87%
Clarivate plc †	685,833	18,880,982
Equifax Incorporated	113,900	27,280,189
		46,161,171
Road & rail: 1.25%
Saia Incorporated †	71,241	14,924,277
Trading companies & distributors: 1.26%
SiteOne Landscape Supply Incorporated †	89,000	15,064,140
Information technology: 39.01%
Electronic equipment, instruments & components: 2.23%
Zebra Technologies Corporation Class A †	50,168	26,563,454
IT services: 16.77%
Adyen NV ADR †	319,000	15,675,660
Black Knight Incorporated †	276,907	21,593,208
EPAM Systems Incorporated †	46,365	23,690,660
Euronet Worldwide Incorporated †	101,800	13,778,630
Marqeta Incorporated †«	66,864	1,876,872
MongoDB Incorporated †	71,002	25,668,643
Paysafe Limited †«	1,021,300	12,367,943
Snowflake Incorporated Class A †	53,500	12,936,300
Square Incorporated Class A †	88,990	21,695,762
See accompanying notes to portfolio of investments

2  |  Wells Fargo Enterprise Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
IT services (continued)
StoneCo Limited Class A †	342,783	$ 22,987,028
Twilio Incorporated Class A †	70,110	27,634,558
		199,905,264
Semiconductors & semiconductor equipment: 4.41%
Advanced Micro Devices Incorporated †	242,540	22,781,782
Micron Technology Incorporated †	215,447	18,308,686
Universal Display Corporation	51,300	11,405,529
		52,495,997
Software: 15.60%
Atlassian Corporation plc Class A †	92,834	23,845,341
Autodesk Incorporated †	44,512	12,993,053
Avalara Incorporated †	116,900	18,914,420
Cadence Design Systems Incorporated †	242,216	33,139,993
Crowdstrike Holdings Incorporated Class A †	146,883	36,913,167
Datadog Incorporated Class A †	233,800	24,333,904
Five9 Incorporated †	105,400	19,329,306
Unity Software Incorporated †	149,671	16,438,366
		185,907,550
Total Common stocks (Cost $671,779,330)		1,185,275,151

		Yield
Short-term investments: 1.68%
Investment companies: 1.68%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	18,090,538	18,090,538
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	1,934,027	1,934,027
Total Short-term investments (Cost $20,024,565)				20,024,565
Total investments in securities (Cost $691,803,895)	101.14%			1,205,299,716
Other assets and liabilities, net	(1.14)			(13,543,815)
Total net assets	100.00%			$1,191,755,901

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments

Wells Fargo Enterprise Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$2,915,185	$218,689,568	$(203,514,215)	$0	$0	$18,090,538		18,090,538	$8,887#
Wells Fargo Government Money Market Fund Select Class	5,703,013	116,805,963	(120,574,949)	0	0	1,934,027		1,934,027	994
				$0	$0	$20,024,565	1.68%		$9,881

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo Enterprise Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

Wells Fargo Enterprise Fund  |  5

Notes to portfolio of investments—June 30, 2021 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$114,430,789	$0	$0	$114,430,789
Consumer discretionary	195,945,522	0	0	195,945,522
Financials	23,782,167	0	0	23,782,167
Health care	236,805,541	0	0	236,805,541
Industrials	149,438,867	0	0	149,438,867
Information technology	464,872,265	0	0	464,872,265
Short-term investments
Investment companies	20,024,565	0	0	20,024,565
Total assets	$1,205,299,716	$0	$0	$1,205,299,716
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Enterprise Fund